Property and equipment - Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expense of right-of-use assets	$ (6,480)	$ (5,405)	$ (5,138)
Interest expense on lease liabilities	(1,710)	(1,527)	(1,516)
Rent expense from short-term leases	2,708	1,740	1,549
Total amount recognised in profit or loss	$ (10,898)	$ (8,672)	$ (8,203)